Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net loss	$ (473,319)	$ (245,616)
Adjustments to reconcile net loss to net cash used in operating activities:
Derivative gain	(22,000)	(3,000)
Changes in operating assets and liabilities:
Accounts receivable	2,793	87,108
Prepaid expenses and other current assets	10,275	24,202
Accounts payable and accrued liabilities	(32,357)	(3,842)
Accounts payable to related party	181,572	43,328
Accrued liabilities to related parties	293,760	81,884
Deferred revenue	5,000	(935)
Net cash used in operating activities	(34,276)	(16,871)
Cash flows from financing activities:
Proceeds from related party short term debt	30,000	0
Net cash provided by financing activities	30,000	0
Net (decrease) in cash and cash equivalents	(4,276)	(16,871)
Cash and cash equivalents at beginning of period	10,213	27,084
Cash and cash equivalents at end of period	5,937	10,213
Non Cash Transactions:
Issuance of common stock for partial conversion of related party promissory note and accrued interest	260,000	0
Preferred stock issued for accrued interest on related party promissory note	0	84,740
Supplemental information:
Cash paid for interest	0	0
Cash paid for income taxes	$ 0